24. Measures in the Argentine economy	12 Months Ended
Dec. 31, 2019
Measures In Argentine Economy
Measures in the Argentine economy

During December 2019, the Central Bank of Argentina (“BCRA”) issued Communication “A” 6854 and “A” 6856 whereby the regulations on Abroad and Exchange Rate issued by BCRA were extended, which included regulations on exports, imports and, especially, the previous BCRA’s authorization to access the foreign Exchange market for the transference of profits and dividends. It is important to highlight the fact that these regulations do not prevent settlement of commercial obligations of the Company or the obtaining and/or settlement of financial debt abroad.

Moreover, on December 23, 2019, Law no. 27541 on “Social Solidarity and Production Reactivation within the Public Emergency framework” was published in the Official Gazette; and on December 28, Decree no. 99/2019 was issued with the regulations for the implementation of such law. The main measures in the law and its regulations affecting the tax regime and the energy market are the following:

Tax obligations

a)	Income tax

Law no. 27430 had established that for the fiscal period commenced as from January 1, 2020, the corporate rate of income statement would be reduced from 30% to 25% and that the additional tax on dividends or profits distributed to human persons of Argentina and abroad would increase from 7% to 13%. Law no. 27541 cancels that rate change and keeps the original 30% and 7%, up to the fiscal periods commencing January 1, 2021 inclusive.

b)	Tax on an inclusive and supportive Argentina (“impuesto PAIS” [Country tax])

With emergency character and for the term of five fiscal periods, a tax with a 30% rate is established on the operations related to the acquisition of foreign currency for saving, purchase of goods and services in foreign currency and international transport of passengers. Such tax extends to all residents of Argentina, whether human persons or business entities. The tax does not have the character of payment on account of any tax.

The operations under this tax that may impact on the operation of the Company are the following:

–	Purchase of foreign notes and currency for saving or with no specific purpose (with a monthly limit of USD 200).

–	Foreign currency Exchange by financial entities on behalf and to the order of purchaser or borrower with the purpose of paying acquisitions of goods or services abroad, regardless of the method of payment.

–	Foreign currency Exchange by financial entities on behalf and to the order of purchaser or borrower living in Argentina with the purpose of paying services rendered by persons not residing in Argentina, regardless of the method of payment.

Energy Market

The Law enables the Executive Branch to keep electricity and natural gas rates under federal jurisdiction and to commence a re-negotiation process for the revision of the integral rate in force or to start an extraordinary revision as from the Law’s entering into force date and for a maximum term of 180 days tending to a reduction in the rate charge on homestead, stores and industries for year 2020. Exercising delegated powers, the Argentine Government announced the cancellation of all electricity and natural gas rate update for the 180 days stated in the Law. In that sense, on February 27, 2020, Resolution no. 31 issued by the Secretariat of Energy was published, which resolution is described in Note 1.2.f).

It is important to highlight the fact that these measures affect sales on the spot market, but do not affect the agreements signed by the Group with CAMMESA or other companies, which establish the applicable rate table.